Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Net sales	$ 3,777.1	$ 3,614.7	$ 2,908.7
Total Identifiable Assets	4,479.1	4,243.2
Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	2,979.7	2,622.6
General Corporate
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,499.4	1,620.6
North America
Segment Reporting Information [Line Items]
Net sales	2,787.6	2,551.3	2,040.2
North America | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,679.8	1,442.7
Australia
Segment Reporting Information [Line Items]
Net sales	380.9	391.7	321.9
Australia | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	398.8	314.4
Germany
Segment Reporting Information [Line Items]
Net sales	137.8	165.0	143.0
Germany | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	490.9	503.7
New Zealand
Segment Reporting Information [Line Items]
Net sales	88.1	115.9	81.9
New Zealand | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	41.2	48.9
Other Countries
Segment Reporting Information [Line Items]
Net sales	382.7	390.8	$ 321.7
Other Countries | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	$ 369.0	$ 312.9